ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund Limited Partnership (the “Partnership”) (formerly American Affordable Housing VI Limited Partnership) was formed under the laws of the State of Delaware as of June 1, 1988, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which have acquired, developed, rehabilitated, operate and own newly constructed, existing or rehabilitated apartment complexes which qualify for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes may also qualify for the Historic Rehabilitation Tax Credit for the rehabilitation of certified historic structures and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the Partnership is Boston Capital Associates Limited Partnership and the limited partner is BCTC Assignor Corp. (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the Partnership filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective August 29, 1988, which covered the offering (the “Public Offering”) of the Partnership’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Partnership registered 10,000,000 BACs at $10 per BAC for sale to the public in six series. BACs sold in bulk were offered to investors at a reduced cost per BAC.

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

The Partnership accounts for its investments in operating limited partnerships using the equity method of accounting. Under the equity method of accounting, the Partnership adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Partnership recognizes individual operating limited partnership losses only to the extent that the fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses will be suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the Partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Partnership recorded a valuation allowance as follows

	2012	2011
Series 1	$-	$-
Series 2	-	209,299
Series 3	-	-
Series 4	-	-
Series 5	-	116,494
Series 6	-	-
	$-	$325,793

The Partnership reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the future net undiscounted cash flows expected to be generated by the operating limited partnerships including the low-income housing tax credits and the residual value upon sale or disposition of the equity interest in the operating limited partnerships.  If the investment is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the investment exceeds the fair value of such investment. During the years ended March 31, 2012 and 2011, the Partnership did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Partnership records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the partnership utilizes a March 31 year end. The Partnership records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Partnership records capital contributions payable to the operating limited partnerships once there is a binding obligation to the partnerships of a specified amount. The operating limited partnerships record capital contributions from the partnership when received.

The Partnership records acquisition costs as an increase in its investments in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the partnership.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Partnership determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Partnership determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Partnership reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Partnership has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Partnership also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Partnership determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Partnership invests meet the definition of a VIE. However, management does not consolidate the Partnership’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Partnership currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Partnership’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Partnership’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying amounts approximate fair value because of the short maturity of these instruments.

Income Taxes

The Partnership has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Partnership’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Partnership is not required to take any tax positions in order to qualify as a pass-through entity. The Partnership is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Partnership has no other tax positions which must be considered for disclosure.

Fiscal Year

For financial reporting purposes the partnership uses a March 31 year end, whereas for income tax reporting purposes, the partnership uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee certificate is calculated based upon the number of units outstanding. The number of units outstanding in each series at March 31, 2012 and 2011 are as follows:

	2012	2011
Series 1	1,296,900	1,299,900
Series 2	829,800	830,300
Series 3	2,864,200	2,877,200
Series 4	2,991,300	2,995,300
Series 5	489,900	489,900
Series 6	1,303,000	1,303,000
TOTAL	9,775,100	9,795,600

Recent Accounting Changes

In June 2009, the FASB issued an amendment to the accounting and disclosure requirements for the consolidation of variable interest entities (VIEs). The amended guidance modifies the consolidation model to one based on control and economics, and replaced quantitative primary beneficiary analysis with a qualitative analysis. The primary beneficiary of a VIE will be the entity that has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party will be required to consolidate the VIE. Further, the amended guidance requires continual reconsideration of the primary beneficiary of a VIE and adds an additional reconsideration event for determination of whether an entity is a VIE. Additionally, the amendment requires enhanced and expanded disclosures around VIEs. This amendment was effective for fiscal years beginning after November 15, 2009. The adoption of this guidance on April 1, 2010 did not have a material effect on the Partnership’s financial statements.

Plan of Liquidation and Dissolution

On April 27, 2007, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. It was anticipated that the sale of all the apartment complexes would be completed sometime in 2011. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2012, the financial statements are presented assuming the Partnership will continue as a going concern.